Summary of Significant Accounting Policies (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Basic and Diluted Net loss Per Ordinary Share

The following table reflects the calculation of basic and diluted net loss per ordinary share:

For the Year Ended December 31, 2024
Numerator:
Net loss	$(66,441)
Denominator:
Weighted average of Ordinary Shares outstanding	1,000
Basic and diluted net loss per Ordinary Share	$(66.44)

Breeze Holdings Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Basic and Diluted Net loss Per Ordinary Share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Numerator:
Net loss	$(2,304,638)	$(2,549,111)
Denominator:
Weighted average shares of Common Stock	4,145,884	4,427,788
Basic and diluted net loss per share of Common Stock	$(0.56)	$(0.58)

Schedule of Common Stock Subject to Possible Redemption

As of December 31, 2024, the common stock reflected in the consolidated balance sheet are reconciled in the following table:

Common stock subject to possible redemption – December 31, 2023	$12,647,701
Plus:
Re-measurement of common stock to redemption value	866,056
Less:
Common stock redeemed	(10,435,136)
Common stock subject to possible redemption – December 31, 2024	$3,078,621